Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

PURSUANT TO SECTION 4.09(a) OF THE SALE AND SERVICING AGREEMENT

April 10, 2019

This Servicer’s Monthly Certificate is delivered in connection with the sale by Mechanics Bank, a California corporation licensed and authorized to transact a banking business (“Mechanics Bank”) to California Republic Auto Receivables Trust 2017-1 (the “Issuer”) of the Depositor Conveyed Assets pursuant to a sale and servicing agreement, dated as of February 1, 2017 (the “Sale and Servicing Agreement”), among the Issuer, California Republic Funding LLC (the “Depositor”), Mechanics Bank and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of Mechanics Bank, hereby certifies that:

    (a)       No Event of Default or Servicer Termination Event has occurred and is continuing; and

    (b)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on the April 15, 2019 Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as a Responsible Officer of Mechanics Bank as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2017-1
Pool ID:	CRAT171
Original Aggregate Note Balance	$419,789,000.00
Collection Period Start Date:	03/01/2019
Collection Period Ending Date:	03/31/2019
Prior Distribution Date:	03/15/2019
Current Distribution Date:	04/15/2019

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$69,300,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$110,000,000.00	$-	$-	$-	0.000000
	Class A-3 Notes	$100,000,000.00	$31,840,177.86	$7,959,632.55	$23,880,545.31	0.238805
	Class A-4 Notes	$93,963,000.00	$93,963,000.00	$-	$93,963,000.00	1.000000
	Class B Notes	$29,684,000.00	$29,684,000.00	$-	$29,684,000.00	1.000000
	Class C Notes	$16,842,000.00	$16,842,000.00	$-	$16,842,000.00	1.000000

	Total Note Balance	$419,789,000.00	$172,329,177.86	$7,959,632.55	$164,369,545.31	0.391553

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$9,263,166.41		$9,263,166.41
	Reserve Account Balance		$1,052,632.55		$1,052,632.55
	Net Pool Balance		$181,592,344.27		$173,632,711.72

			Coupon Rate	Beginning Period Balance	Interest Distribution Amount

	Class A-1 Notes		0.90000%	$-	$-
	Class A-2 Notes		1.55000%	$-	$-
	Class A-3 Notes		1.90000%	$31,840,177.86	$50,413.61
	Class A-4 Notes		2.28000%	$93,963,000.00	$178,529.70
	Class B Notes		2.91000%	$29,684,000.00	$71,983.70
	Class C Notes		3.76000%	$16,842,000.00	$52,771.60

				$172,329,177.86	$353,698.61

II.	AVAILABLE FUNDS

	Interest Collections		$1,031,540.18
	Principal Collections		$7,194,585.93
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$360,206.72
	Investment Earnings		$13,549.83
	Reimbursements of Prior Period Liquidation Expenses		$(20,412.56)
	Reimbursements of Prior Period Servicer Advances		$(170,709.63)
	Current Period Servicer Advances		$129,511.53

	Total Collections		$8,538,272.00

	Reserve Account Draw Amount		$-

	Total Available Funds		$8,538,272.00

III.
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$151,326.95	$151,326.95	$-	$-
	Servicing fees dues to backup servicer		$-	$-	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$-	$-	$-	$-
	Class A-3 Note Interest		$50,413.61	$50,413.61	$-	$-
	Class A-4 Note Interest		$178,529.70	$178,529.70	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$71,983.70	$71,983.70	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$52,771.60	$52,771.60	$-	$-
	Third Allocation of Principal		$-	$-	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$7,959,632.55	$7,959,632.55	$-	$-
	Accrued and unpaid fees to owner/indenture trustees/servicer		$-	$-	$-	$-
	Asset Representation Review/servicer		$3,812.50	$3,812.50	$-	$-
	Remaining Funds to Certificate Holder		$69,801.39	$69,801.39	$0.00	$-

			$8,538,272.00	$8,538,272.00	$0.00	$-

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$-
	Regular Principal Distribution Amount		$7,959,632.55

	Total Allocable Principal		$7,959,632.55

IV.	POOL

	Pool Balance	$173,632,711.72
	Number of Receivables Outstanding	13,016
	Weighted Average Contract Rate	7.16%
	Weighted Average Maturity	42.5

	OVERCOLLATERALIZATION

	Target O/C Amount	$9,263,166.41
	Beginning Period O/C Amount	$9,263,166.41
	Ending Period O/C Amount	$9,263,166.41

	Overcollateralization Amount to Achieve Target	$-

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$1,052,632.55
	Beginning Reserve Account Balance	$1,052,632.55
	Reserve Account Deposits	$-
	Reserve Account Earnings	$-
	Distribute Earnings - Collection Account	$-
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$1,052,632.55

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	313	$4,745,038.85	2.733%
	60 - 89 Days	73	$1,135,345.88	0.654%
	90 + Days	53	$619,482.20	0.357%

	Total	439	$6,499,866.93	3.743%

	Repossession Inventory	32	$497,896.68

		Current Period	Cumulative

	Losses	$765,046.62	$20,870,458.92
	Recoveries	$(360,206.72)	$(9,490,149.32)

	Net Losses	$404,839.90	$11,380,309.60

	Cumulative Net Loss Percentage		2.71%
	Cumulative Recovery Rate		45.47%

Mechanics Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Nathan J. Duda	April 10, 2019
Nathan J. Duda	Date
EVP, Chief Financial Officer